FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Commodity Derivatives (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Financial Instruments
Commodity derivative instruments gain/(loss)	$ 108,819	$ (66,071)	$ 88,232
Commodity Derivative Instruments
Derivative Financial Instruments
Change in fair value gain/(loss)	(22,151)	(81,425)	124,056
Net realized cash gain/(loss)	130,970	15,354	(35,824)
Commodity derivative instruments gain/(loss)	$ 108,819	$ (66,071)	$ 88,232